UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05740)

Exact name of registrant as specified in charter:	Putnam Managed Municipal Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2018

Date of reporting period:	July 31, 2018

Item 1. Schedule of Investments:

Putnam Managed Municipal Income Trust

The fund's portfolio
7/31/18 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
IFB — Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.94% as of the close of the reporting period.
MUNICIPAL BONDS AND NOTES (131.9%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.9%)

Cullman Cnty., Hlth. Care Auth. Rev. Bonds, (Cullman Regl. Med. Ctr.), Ser. A, 6.75%, 2/1/29	Baa3	$1,100,000	$1,115,884

Jefferson Cnty., Swr. Rev. Bonds
Ser. D, 6.50%, 10/1/53	BBB-	500,000	586,180
zero %, 10/1/46	BBB-	3,950,000	3,395,815

Jefferson, Cnty. Rev. Bonds, (Warrants)
5.00%, 9/15/34	AA	2,075,000	2,349,336
5.00%, 9/15/33	AA	275,000	312,243

			7,759,458
Alaska (0.4%)

Northern Tobacco Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 6/1/46	B3	1,500,000	1,508,715

			1,508,715
Arizona (4.1%)

AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. G, 5.00%, 7/1/37	BB	500,000	518,545

Casa Grande, Indl. Dev. Auth. Rev. Bonds, (Casa Grande Regl. Med. Ctr.)
Ser. A, 7.625%, 12/1/29 (escrow)(F)	D/P	1,800,000	5,380
7.25%, 12/1/19 (escrow)(F)	D/P	1,000,000	2,989

Maricopa Cnty., Indl. Dev. Auth. Rev. Bonds, (Banner Hlth.), Ser. A, 4.00%, 1/1/41	AA-	1,000,000	1,032,480

Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds, (Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	500,000	519,510

Maricopa Cnty., Poll. Control Rev. Bonds, (El Paso Elec. Co.), Ser. A, 7.25%, 2/1/40	Baa1	2,200,000	2,256,738

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), 6.00%, 7/1/32 (Prerefunded 7/1/21)	AAA/P	200,000	223,314
(Choice Academies, Inc.), 5.625%, 9/1/42	BB+	315,000	327,827
(Great Hearts Academies), 5.00%, 7/1/44	BBB-	1,700,000	1,788,689
(Choice Academies, Inc.), 4.875%, 9/1/22	BB+	555,000	572,138

Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
Ser. A, 5.00%, 7/1/46	BB	250,000	256,005
5.00%, 7/1/35	BB	900,000	929,691
Ser. A, 5.00%, 7/1/35	BB	600,000	619,794

Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	Baa1	2,000,000	2,398,360
5.00%, 12/1/37	Baa1	2,000,000	2,378,160
5.00%, 12/1/32	Baa1	570,000	665,680

Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds
(Yavapai Regl. Med.), 5.00%, 8/1/36	A3	200,000	216,562
(Yavapai Regl. Med. Ctr.), 5.00%, 8/1/34	A3	200,000	217,568

Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	1,000,000	1,014,320

Yavapai Cnty., Indl. Dev. Ed. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/34	BB+	500,000	506,690

			16,450,440
California (11.8%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(Episcopal Sr. Cmntys.), 6.00%, 7/1/31	A-/F	660,000	722,759
(O'Connor Woods), 5.00%, 1/1/33	AA-	600,000	666,882

CA School Fin. Auth. Rev. Bonds, (2023 Union, LLC), Ser. A, 6.00%, 7/1/33	BBB	465,000	516,824

CA State Muni. Fin. Auth. Charter School Rev. Bonds, (Partnerships Uplift Cmnty.), Ser. A, 5.00%, 8/1/32	BB	665,000	678,500

CA State Poll. Control Fin. Auth. Rev. Bonds
(Wtr. Furnishing), 5.00%, 11/21/45	Baa3	1,000,000	1,060,400
(San Jose Wtr. Co.), 4.75%, 11/1/46	A	1,100,000	1,183,820

CA State Poll. Control Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (11/1/18), (Republic Svcs., Inc.), Ser. A, 1.85%, 8/1/23	A-2	4,250,000	4,250,000

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Terraces at San Joaquin Gardens), Ser. A, 6.00%, 10/1/47	BB/P	1,345,000	1,453,044
(American Baptist Homes West), 5.75%, 10/1/25	BBB+/F	3,000,000	3,134,010
(U. CA Irvine E. Campus Apts. Phase 1), 5.375%, 5/15/38	Baa1	1,000,000	1,062,980
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	450,000	477,473
(U. CA Irvine E. Campus Apts. Phase 1), 5.125%, 5/15/31	Baa1	2,250,000	2,392,290

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds, (Sr. Lien), Ser. A, 5.00%, 9/1/28	A-	380,000	421,416

Golden State Tobacco Securitization Corp. Rev. Bonds
(Tobacco Settlement), Ser. A-1, 5.25%, 6/1/47	BB/P	2,500,000	2,601,725
Ser. A-1, 5.125%, 6/1/47	B+	3,235,000	3,247,164

La Verne, COP, (Brethren Hillcrest Homes), 5.00%, 5/15/36	BBB-/F	325,000	341,081

Los Angeles, Dept. of Arpt. Rev. Bonds, (Los Angeles Intl. Arpt.), 5.00%, 5/15/30	AA	1,000,000	1,116,860

Los Angeles, CA Dept. Wtr. & Pwr. Rev. Bonds, Ser. C., 5%, 7/1/42(T)	AA	6,650,000	7,542,976

Los Angeles, Regl. Arpt. Impt. Corp. Lease Rev. Bonds, (Laxfuel Corp.), 4.50%, 1/1/27	A	400,000	416,548

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6.50%, 11/1/39	BBB+	750,000	1,061,228

Poway, Unified School Dist. Pub. Fin. Auth. Special Tax Bonds, 5.00%, 9/15/32	BBB	485,000	526,623

Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds, (Sunridge Anatolia), Ser. 03-1, 5.00%, 9/1/37	BBB-/P	350,000	375,715

San Francisco City & Cnty., Redev. Agcy. Cmnty. Successor Special Tax Bonds, (No. 6 Mission Bay Pub. Impts.), Ser. C
zero %, 8/1/43	BBB/P	2,000,000	509,300
zero %, 8/1/38	BBB/P	2,000,000	688,820

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds, (Mission Bay South Redev.), Ser. D, 6.625%, 8/1/39 (Prerefunded 8/1/19)	BBB+	250,000	263,173

Santaluz, Cmnty. Fac. Dist. No. 2 Special Tax Bonds, (Impt. Area No. 1), Ser. A, 5.25%, 9/1/26 (Prerefunded 9/1/21)	A-	1,615,000	1,756,377

Sunnyvale, Special Tax Bonds, (Cmnty. Fac. Dist. No. 1), 7.75%, 8/1/32	B+/P	835,000	837,246

U. of CA Rev. Bonds, Ser. AF, U.S. Govt. Coll, 5.00% 5/15/36 (Prerefunded 5/15/23)(T)	AAA	1,500,625	1,684,352

U. of CA Rev. Bonds, Ser. AF, 5.00% 5/15/36(T)	AA	5,499,375	6,166,111

Yucaipa Special Tax Bonds, (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5.375%, 9/1/30	BBB+	375,000	400,898

			47,556,595
Colorado (3.5%)

Central Platte Valley, Metro. Dist. G.O. Bonds, 5.00%, 12/1/43	BB+	400,000	424,532

CO Pub. Hwy. Auth. Rev. Bonds, (E-470), Ser. C, 5.375%, 9/1/26	A	500,000	534,530

CO State Educ. & Cultural Fac. Auth. Rev. Bonds, (Skyview Academy), 5.125%, 7/1/34	BB	755,000	772,931

CO State Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmnty.), 6.375%, 1/1/41	BB/P	810,000	871,050
(Total Longterm Care National), Ser. A, 6.25%, 11/15/40 (Prerefunded 11/15/20)	AAA/P	300,000	329,760
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.625%, 6/1/43	Baa2	250,000	274,925
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.00%, 12/1/33	Baa2	1,100,000	1,163,877

CO State Hlth. Fac. Auth. Hosp. Rev. Bonds
(Frasier Meadows Retirement Cmnty.), Ser. A, 5.25%, 5/15/37	BB+/F	1,000,000	1,094,100
(Frasier Meadows Retirement Cmnty.), Ser. B, 5.00%, 5/15/48	BB+/F	1,500,000	1,560,690
(Christian Living Neighborhood), 5.00%, 1/1/37	BB/P	1,250,000	1,311,475
(Christian Living Neighborhood), 5.00%, 1/1/31	BB/P	500,000	529,815

E-470 CO Pub. Hwy. Auth. FRN Mandatory Put Bonds (9/1/19), (Sr. Libor Index), Ser. A, 2.287%, 9/1/39	A	1,900,000	1,905,928

Eaton, Area Park & Recreation Dist. G.O. Bonds, 5.25%, 12/1/34	BB/P	220,000	231,807

Park Creek, Metro. Dist. Tax Allocation Bonds, (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	A/F	225,000	250,646

Plaza, Tax Alloc. Bonds, (Metro. Dist. No. 1), 5.00%, 12/1/40	BB-/P	1,650,000	1,703,658

Regl. Trans. Dist. Rev. Bonds, (Denver Trans. Partners), 6.00%, 1/15/41	Baa3	750,000	785,220

Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1, 5.00%, 12/1/37	Ba1	500,000	537,785

			14,282,729
Connecticut (0.4%)

Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	1,500,000	1,600,875

			1,600,875
Delaware (1.6%)

DE State Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.40%, 2/1/31	Baa1	500,000	530,320
(Indian River Pwr.), 5.375%, 10/1/45	Baa3	2,600,000	2,711,670
(ASPIRA Charter School), Ser. A, 5.00%, 6/1/36	BB+	705,000	714,525

DE State Hlth. Fac. Auth. VRDN, (Christiana Care), Ser. A, 1.54%, 10/1/38	VMIG1	2,500,000	2,500,000

			6,456,515
District of Columbia (1.6%)

DC Rev. Bonds, (Howard U.), Ser. A
6.50%, 10/1/41	BBB	395,000	421,339
6.25%, 10/1/32	BBB	525,000	558,632
U.S. Govt. Coll., 6.25%, 10/1/32 (Prerefunded 4/1/21)	AAA/P	475,000	529,986

DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, zero %, 6/15/46	CCC/P	7,500,000	1,326,225

DC, Rev. Bonds, (Methodist Home of The DC (The)), Ser. A, 5.25%, 1/1/39	BB-/P	250,000	244,175

DC, Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, Ser. C, 5.00%, 10/1/39	AA+	3,000,000	3,382,020

			6,462,377
Florida (7.1%)

Cap. Trust Agcy. Senior Living Rev. Bonds, (H-Bay Ministries, Inc.-Superior Residencies)
Ser. B, 5.25%, 7/1/48	BBB	500,000	522,010
Ser. A-1, 4.00%, 7/1/43	A-	1,000,000	992,170

Cap. Trust Agcy. Senior Living 144A Rev. Bonds, (H-Bay Ministries, Inc.-Superior Residencies), Ser. C, 7.50%, 7/1/53	B-/P	250,000	239,300

Celebration Pointe Cmnty. Dev. Dist. No. 1 144A Special Assessment Bonds, (Alachua Cnty.), 5.00%, 5/1/48	B/P	250,000	260,593

Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, (Sr. Lien), Ser. A-1, 4.125%, 5/1/31	A-	500,000	513,315

Fishhawk, CCD IV Special Assmt. Bonds, 7.25%, 5/1/43	B/P	380,000	400,482

Florida State Higher Edl. Fac. Rev. Bonds, (U. of Tampa), Ser. A, 5.00%, 4/1/32	A-	600,000	649,992

Greater Orlando Aviation Auth. Rev. Bonds, (JetBlue Airways Corp.), 5.00%, 11/15/36	B/P	1,000,000	1,053,350

Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	1,300,000	1,437,176

Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds, (Gerdau Ameristeel US, Inc.), 5.30%, 5/1/37	BBB-	1,350,000	1,350,527

Lakeland, Retirement Cmnty. 144A Rev. Bonds, (1st Mtge. - Carpenters), 6.375%, 1/1/43	BBB-/F	840,000	848,879

Lakewood Ranch, Stewardship Dist. Special Assessment Bonds, (Village of Lakewood Ranch South), 5.125%, 5/1/46	B+/P	945,000	980,702

Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, 4.875%, 5/1/35	BB-/P	490,000	498,845

Martin Cnty., Rev. Bonds, (Indiantown Cogeneration), 4.20%, 12/15/25	Baa2	1,500,000	1,525,320

Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds, (Mount Sinai Med. Ctr.), 5.00%, 11/15/29	Baa1	1,000,000	1,067,380

Miami-Dade Cnty., Rev. Bonds, (Tran. Syst. Sales Surtax), 5.00%, 7/1/42	AA	2,000,000	2,169,720

Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds, (Pinecrest Academy, Inc.), 5.00%, 9/15/34	BBB	1,240,000	1,292,985

Miami-Dade Cnty., Transit Syst. Rev. Bonds, 4.00%, 7/1/36	AA	3,000,000	3,117,570

Midtown Miami Cmnty. Dev. Dist. Special Assmt. Bonds, (Garage), Ser. A, 5.00%, 5/1/29	BB-/P	570,000	602,467

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Acts Retirement-Life Cmnty.), 5.50%, 11/15/33 (Prerefunded 11/15/20)	A-/F	2,000,000	2,167,300

Sarasota Cnty., Hlth. Fac. Auth. Rev. Bonds, (Village on the Isle), Ser. A, 5.00%, 1/1/37	BBB-/F	1,000,000	1,077,010

South Lake Hosp. Dist. Rev. Bonds, (South Lake Hosp.), Ser. A, 6.00%, 4/1/29	Baa1	1,000,000	1,023,330

Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	480,000	525,365

Tallahassee, Hlth. Fac. Rev. Bonds, (Tallahassee Memorial HealthCare, Inc.), Ser. A, 5.00%, 12/1/55	Baa1	1,000,000	1,065,560

Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds, 5.40%, 5/1/37	B+/P	645,000	645,697

Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds, (Cap. Impt.), 5.00%, 5/1/33	B+/P	470,000	476,101

Village Cmnty. Dev. Dist. No. 10 Special Assmt. Bonds, 5.75%, 5/1/31	BB/P	745,000	845,061

Village Cmnty. Dev. Dist. No. 12 144A Special Assessment Bonds, 4.00%, 5/1/33	BB-/P	750,000	761,475

Village Cmnty. Dev. Dist. No. 8 Special Assmt. Bonds, (Phase II), 6.125%, 5/1/39	BBB-/P	380,000	404,738

Village Cmnty. Dev. Dist. No. 9 Special Assmt. Bonds, 5.00%, 5/1/22	BBB-/P	265,000	276,276

			28,790,696
Georgia (3.5%)

Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds, (Delta Airlines), Ser. A, 8.75%, 6/1/29	Baa3	3,000,000	3,325,290

Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds, (Kennesaw State U. Real Estate Oblig. Group), Ser. C, 5.00%, 7/15/38	Baa2	750,000	793,718

Forsyth Cnty., Hosp. Auth. Rev. Bonds, (Baptist Hlth. Care Syst.), U.S. Govt. Coll., 6.25%, 10/1/18 (Escrowed to maturity)	AA+	260,000	262,101

GA State Private College & U. Auth. Rev. Bonds, (Mercer U.)
Ser. C, 5.25%, 10/1/30	Baa2	750,000	804,615
Ser. A, 5.25%, 10/1/27	Baa2	1,000,000	1,071,770
Ser. A, 5.00%, 10/1/32	Baa2	1,000,000	1,044,510

Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds, (Riverside Military Academy)
5.00%, 3/1/47	BBB-/F	1,000,000	1,047,560
5.00%, 3/1/37	BBB-/F	1,450,000	1,533,868

Gainesville & Hall Cnty., Devauth Retirement Cmnty. Rev. Bonds, (Acts Retirement-Life Cmnty.), Ser. A-2, 6.375%, 11/15/29 (Prerefunded 11/15/19)	A-/F	700,000	742,266

Marietta, Dev. Auth. 144A Rev. Bonds, (Life U. Fac. ), Ser. A, 5.00%, 11/1/37	Ba3	1,000,000	1,067,830

Muni. Election Auth. of GA Rev. Bonds, (Plant Voltage Units 3 & 4), Ser. A, 5.50%, 7/1/60	A+	2,000,000	2,213,920

			13,907,448
Guam (0.1%)

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/34	Baa2	200,000	210,886

			210,886
Hawaii (1.0%)

HI State Dept. Budget & Fin. Rev. Bonds
(Craigside), Ser. A, 9.00%, 11/15/44 (Prerefunded 11/15/19)	B/P	400,000	437,460
(Hawaiian Elec. Co. - Subsidiary), 6.50%, 7/1/39	Baa2	3,000,000	3,118,800
(Kahala Nui), 5.125%, 11/15/32	A-/F	400,000	441,212

			3,997,472
Idaho (0.5%)

ID State Hlth. Fac. Auth. Rev. Bonds, (St. Luke's Hlth. Sys. Oblig. Group), Ser. A, 4.00%, 3/1/38	A3	2,000,000	2,004,900

			2,004,900
Illinois (10.6%)

Chicago, G.O. Bonds
Ser. A, 6.00%, 1/1/38	BBB+	2,560,000	2,889,472
Ser. B-2, 5.50%, 1/1/37	BBB+	2,000,000	2,136,680
Ser. C, 5.00%, 1/1/38	BBB+	1,000,000	1,050,480

Chicago, Special Assmt. Bonds, (Lake Shore East), 6.75%, 12/1/32	BB/P	1,581,000	1,589,759

Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	B+	1,500,000	1,554,585
Ser. H, 5.00%, 12/1/36	B+	3,100,000	3,207,291

Chicago, Motor Fuel Tax Rev. Bonds, 5.00%, 1/1/29	Ba1	500,000	524,850

Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. C, 5.00%, 1/1/26	A2	2,595,000	2,829,303

Chicago, Waste Wtr. Transmission Rev. Bonds, (2nd Lien), 5.00%, 1/1/39	A	1,360,000	1,455,622

Chicago, Wtr. Wks Rev. Bonds
5.00%, 11/1/39	A	875,000	939,391
5.00%, 11/1/30	A	1,000,000	1,117,990

Cicero, G.O. Bonds, Ser. A, AGM, 5.00%, 1/1/20	AA	1,250,000	1,297,375

Cook Cnty., G.O. Bonds, 5.00%, 11/15/35	AA-	500,000	555,035

Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds, (Monarch Landing), 5.625%, 3/1/36	B/P	319,000	319,108

IL Fin. Auth. Rev. Bonds
(Silver Cross Hosp. & Med. Ctr.), 7.00%, 8/15/44 (Prerefunded 8/15/19)	AAA/P	2,000,000	2,110,940
(Navistar Intl. Recvy. Zone), 6.75%, 10/15/40	B+	500,000	529,100
(Rush U. Med. Ctr.), Ser. C, U.S. Govt. Coll., 6.625%, 11/1/39 (Prerefunded 5/1/19)	Aaa	1,075,000	1,115,667
(American Wtr. Cap. Corp.), 5.25%, 10/1/39	A	1,575,000	1,613,714

IL State G.O. Bonds
5.00%, 11/1/41	Baa3	1,250,000	1,306,600
5.00%, 1/1/41	Baa3	700,000	728,994
5.00%, 2/1/39	Baa3	200,000	206,790
5.00%, 11/1/34	Baa3	500,000	527,250
Ser. C, 5.00%, 11/1/29	Baa3	1,200,000	1,285,212
Ser. A, 5.00%, 12/1/28	Baa3	1,760,000	1,894,411
Ser. D, 5.00%, 11/1/28	Baa3	1,000,000	1,075,800

IL State Fin. Auth. Rev. Bonds
(Provena Hlth.), Ser. A, 7.75%, 8/15/34 (Prerefunded 8/15/19)	AAA/P	15,000	15,947
(Provena Hlth.), Ser. A, U.S. Govt. Coll., 7.75%, 8/15/34 (Prerefunded 8/15/19)	AAA/P	1,485,000	1,578,778
(Three Crowns Park), 5.25%, 2/15/47	BB-/P	540,000	565,704
(Plymouth Place), 5.25%, 5/15/45	BB+/F	1,000,000	1,049,930
(Three Crowns Park), 5.25%, 2/15/37	BB-/P	305,000	322,833
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/33	A+	700,000	781,074
(Windy City Portfolio), Ser. A-1, 4.375%, 12/1/42	A-	1,000,000	977,230
(Riverside Hlth. Syst.), 4.00%, 11/15/35	A+	500,000	499,355

IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (U. of IL-CHF-Chicago, LLC), Ser. A
5.00%, 2/15/47	Baa3	500,000	541,145
5.00%, 2/15/37	Baa3	500,000	546,320

Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion), Ser. B, stepped-coupon zero % (4.950%, 6/15/31), 12/15/47(STP)	BB+	1,500,000	838,710

Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, Ser. A, 5.00%, 12/1/31	AA+	1,000,000	1,134,580

			42,713,025
Indiana (1.4%)

IN State Fin. Auth. Econ. Dev. Mandatory Put Bonds (12/3/18), (Republic Svcs., Inc.), Ser. A, 1.75%, 5/1/34	A-2	2,800,000	2,799,944

IN State Fin. Auth. Edl. Fac. Rev. Bonds, (Butler U.), Ser. B
5.00%, 2/1/32	A-	1,000,000	1,079,740
5.00%, 2/1/29	A-	500,000	541,085

Valparaiso, Exempt Facs. Rev. Bonds, (Pratt Paper, LLC), 6.75%, 1/1/34	B+/P	1,125,000	1,312,909

			5,733,678
Iowa (0.8%)

IA State Fin. Auth. Midwestern Disaster Rev. Bonds, (IA Fertilizer Co., LLC)
5.50%, 12/1/22	B	1,000,000	1,008,290
5.25%, 12/1/25	B	750,000	801,990

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5.375%, 6/1/38	B+	1,250,000	1,263,525

			3,073,805
Kansas (0.4%)

Lenexa, Hlth. Care Fac. Rev. Bonds, (LakeView Village), 7.125%, 5/15/29 (Prerefunded 5/15/19)	BB/P	500,000	522,045

Wichita, Hlth. Care Fac. Rev. Bonds, (Presbyterian Manors), Ser. I, 5.00%, 5/15/33	BB-/P	500,000	532,625

Wyandotte, Cnty./Kanasas City, Unified Govt. 144A Rev. Bonds, (Legends Apt. Garage & West Lawn), 4.50%, 6/1/40	AA	500,000	506,915

			1,561,585
Kentucky (2.1%)

KY Econ. Dev. Fin. Auth. Rev. Bonds
(Masonic Home Indpt. Living II), 7.25%, 5/15/41 (Prerefunded 5/15/21)	BB-/P	500,000	572,380
(Masonic Home Indpt. Living II), 7.00%, 5/15/30 (Prerefunded 5/15/21)	BB-/P	500,000	569,005
(Masonic Home Indpt. Living), 5.00%, 5/15/46	BB/P	1,000,000	1,045,160

KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	1,100,000	1,215,544

KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Owensboro Hlth.), Ser. A, 5.25%, 6/1/41	Baa3	125,000	136,424

KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds, (Masonic Homes of KY), 5.375%, 11/15/42	BB-/P	900,000	940,311

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds, (Norton Healthcare Oblig. Group), 5.50%, 10/1/33	A-	3,000,000	3,360,750

Owen Cnty., Wtr. Wks. Syst. Rev. Bonds, (American Wtr. Co.), Ser. A, 6.25%, 6/1/39	A	700,000	725,837

			8,565,411
Louisiana (0.6%)

LA State Pub. Fac. Auth. Rev. Bonds, (Ochsner Clinic Foundation), 5.00%, 5/15/47	A3	250,000	272,150

LA State Pub. Fac. Solid Waste Disp. Auth. Rev. Bonds, (LA Pellets, Inc.), Ser. A, 8.375%, 7/1/39 (In default)(NON)	D/P	500,000	5

Pub. Fac. Auth. Rev. Bonds, (Tulane U.), Ser. A, 4.00%, 12/15/50	A2	750,000	755,228

Pub. Fac. Auth. Dock & Wharf 144A Rev. Bonds, (Impala Warehousing, LLC), 6.50%, 7/1/36	B+/P	1,000,000	1,107,200

St. Tammany, Public Trust Fin. Auth. Rev. Bonds, (Christwood), 5.25%, 11/15/37	BB/P	385,000	410,830

			2,545,413
Maine (0.7%)

ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(ME Gen. Med. Ctr.), 7.50%, 7/1/32	Ba3	1,000,000	1,109,560
(MaineGeneral Health Oblig. Group), 6.95%, 7/1/41	Ba3	1,000,000	1,088,090

ME State Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (8/1/25), (Casella Waste Syst.), 5.125%, 8/1/35	B3	500,000	517,975

			2,715,625
Maryland (1.1%)

Frederick Cnty., Edl. Fac. 144A Rev. Bonds, (Mount St. Mary's U.), Ser. A, 5.00%, 9/1/37	BB+	500,000	536,165

MD Econ. Dev. Corp. Poll. Control Rev. Bonds, (Potomac Electric Power Co.), 6.20%, 9/1/22	A2	550,000	564,421

Prince Georges Cnty., Rev. Bonds, (Collington Episcopal Life Care Cmnty., Inc.), 5.25%, 4/1/37	BB/P	1,200,000	1,287,948

Westminster, Rev. Bonds
(Lutheran Village at Miller's Grant, Inc. (The)), Ser. A, 6.00%, 7/1/34	B-/P	250,000	268,198
(Carroll Lutheran Village, Inc.), 5.125%, 7/1/34	BB/P	1,500,000	1,605,150

			4,261,882
Massachusetts (2.6%)

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8.00%, 4/15/39 (Prerefunded 10/15/19)	BBB	690,000	742,806
(Linden Ponds, Inc. Fac.), Ser. A-1, 6.25%, 11/15/46	B-/P	450,850	466,364
(Suffolk U.), Ser. A, 6.25%, 7/1/30	Baa2	360,000	371,714
(Suffolk U.), Ser. A, U.S. Govt. Coll., 6.25%, 7/1/30 (Prerefunded 7/1/19)	AAA/P	640,000	667,661
(Linden Ponds, Inc. Fac.), Ser. A-1, 6.25%, 11/15/26	B-/P	275,400	284,915
(Loomis Cmntys.), Ser. A, 6.00%, 1/1/33	BBB	200,000	225,242
(Suffolk U.), Ser. A, 5.75%, 7/1/39	Baa2	320,000	327,952
(Suffolk U.), Ser. A, U.S. Govt. Coll., 5.75%, 7/1/39 (Prerefunded 7/1/19)	AAA/P	630,000	654,381
(Linden Ponds, Inc.), Ser. A-2 , 5.50%, 11/15/46	B-/P	88,265	88,286
(First Mtge. - Orchard Cove), 5.00%, 10/1/19	BB/P	550,000	551,199
(Linden Ponds, Inc.), Ser. B, zero %, 11/15/56	B-/P	439,022	90,417

MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds, (Adventcare), Ser. A, 6.65%, 10/15/28	B/P	1,050,000	1,051,964

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Springfield College), 5.625%, 10/15/40 (Prerefunded 10/15/19)	BBB	450,000	471,537
(Springfield College), 5.50%, 10/15/31 (Prerefunded 10/15/19)	BBB	1,100,000	1,151,007
(Springfield College), 5.50%, 10/15/26 (Prerefunded 10/15/19)	BBB	1,500,000	1,569,555
(Milford Regl. Med.), Ser. E, 5.00%, 7/15/22	BBB-	820,000	827,544

MA State Port Auth. Special Fac. Rev. Bonds, (Conrac), Ser. A, 5.125%, 7/1/41	A	750,000	802,575

			10,345,119
Michigan (6.4%)

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6.25%, 7/1/36	AA	5,000	5,197

Flint, Hosp. Bldg. Auth. Rev. Bonds, Ser. A, 5.25%, 7/1/39	Ba1	750,000	771,195

Genesee Cnty., Wtr. Supply Syst. G.O. Bonds, (Wtr. Supply Syst.), Ser. B, BAM, 5.00%, 2/1/46	AA	1,500,000	1,652,445

Great Lakes, Wtr. Auth. Swr. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	Baa1	2,000,000	2,210,120

Kentwood, Economic Dev. Rev. Bonds, (Holland Home), 5.625%, 11/15/32	BBB-/F	2,195,000	2,372,685

MI State Fin. Auth. Rev. Bonds
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	Baa1	400,000	437,064
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	A3	600,000	658,092

MI State Fin. Auth. Ltd. Oblig. Rev. Bonds
(Lawrence Technological U.), 5.00%, 2/1/47	BB+	2,150,000	2,294,007
(Kalamazoo College), 4.00%, 12/1/47	A1	1,000,000	1,004,160

MI State Hosp. Fin. Auth. Rev. Bonds (Trinity Hlth. Credit Group), Ser. A, 5%, 12/1/47(T)	AA-	8,500,000	9,206,794

MI State Strategic Fund Ltd. Rev. Bonds, (Worthington Armstrong Venture), 5.75%, 10/1/22 (Escrowed to maturity)	AAA/P	1,350,000	1,531,008

MI State Strategic Fund Ltd. Oblig. Rev. Bonds, (Cadillac Place Office Bldg.), 5.25%, 10/15/26	Aa2	1,250,000	1,377,838

Wayne Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/21	A2	2,000,000	2,187,600

			25,708,205
Minnesota (1.2%)

Baytown Twp., Lease Rev. Bonds, Ser. A, 4.00%, 8/1/41	BB+	380,000	357,101

Ham Lake, Charter School Lease Rev. Bonds, (DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	500,000	504,205

Rochester, Hlth. Care Fac. Rev. Bonds, (Olmsted Med. Ctr.), 5.875%, 7/1/30	A/F	1,000,000	1,070,240

Sartell, Hlth. Care & Hsg. Facs. Rev. Bonds, (Country Manor Campus, LLC)
5.25%, 9/1/30	B-/P	500,000	542,895
5.25%, 9/1/27	B-/P	750,000	821,588

St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds, (Nova Classical Academy), Ser. A
6.625%, 9/1/42 (Prerefunded 9/1/21)	BBB-	250,000	285,338
6.375%, 9/1/31	BBB-	250,000	274,335

St. Paul, Port Auth. Lease Rev. Bonds, (Regions Hosp. Pkg. Ramp), Ser. 1, 5.00%, 8/1/36	A-/P	1,125,000	1,126,913

			4,982,615
Mississippi (0.4%)

Warren Cnty., Gulf Opportunity Zone Rev. Bonds, (Intl. Paper Co.), Ser. A, 6.50%, 9/1/32	Baa2	1,600,000	1,606,192

			1,606,192
Missouri (0.8%)

Cape Girardeau Cnty., Indl. Dev. Auth. Rev. Bonds, (SoutheastHEALTH Oblig. Group), Ser. A, 5.00%, 3/1/36	Baa3	1,215,000	1,305,214

Saint Louis, Indl. Dev. Auth. Fin. Rev. Bonds, (Ballpark Village Dev.), Ser. A, 4.75%, 11/15/47	BB-/P	875,000	900,918

St. Louis Arpt. Rev. Bonds, (Lambert-St. Louis Intl.), Ser. A-1, 6.625%, 7/1/34	A3	1,000,000	1,043,240

			3,249,372
Nebraska (0.3%)

Lancaster Cnty., Hosp. Auth. Rev. Bonds, (Immanuel Oblig. Group), 5.50%, 1/1/30	AA/F	1,000,000	1,051,120

			1,051,120
Nevada (0.8%)

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5.00%, 7/1/33	Aa3	1,050,000	1,178,111

Clark Cnty., Impt. Dist. Special Assmt. Bonds, (Mountains Edge Local No. 142), 5.00%, 8/1/21	A	480,000	512,438

Clark Cnty., Impt. Dist. No. 159 Special Assessment Bonds, (Summerlin Village 16A), 5.00%, 8/1/32	B+/P	485,000	505,326

Las Vegas, Special Assmt. Bonds
5.00%, 6/1/31	B+/P	415,000	426,798
(Dist. No. 607 Local Impt.), 5.00%, 6/1/23	BBB-/P	350,000	376,030

Las Vegas, Impt. Dist. No. 812 Special Assessment Bonds, (Summerlin Village 24), 5.00%, 12/1/35	B/P	250,000	255,523

			3,254,226
New Hampshire (3.5%)

NH State Bus. Fin. Auth. Rev. Bonds, (Elliot Hosp. Oblig. Group), Ser. A, 6.00%, 10/1/27 (Prerefunded 10/1/19)	Baa1	1,700,000	1,788,094

NH State Bus. Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (10/1/19), (Casella Waste Syst., Inc.), 4.00%, 4/1/29	B3	350,000	352,044

NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Rivermead), Ser. A, 6.875%, 7/1/41	BB+/P	2,000,000	2,160,580
(Rivermead), Ser. A, 6.625%, 7/1/31	BB+/P	1,320,000	1,430,233
(Catholic Med. Ctr.), 5.00%, 7/1/44	A-	1,000,000	1,093,940
(Concord Hosp. Trust), 5.00%, 10/1/42	A2	3,250,000	3,599,668
(Kendel at Hanover), 5.00%, 10/1/40	BBB+/F	585,000	627,477
(Elliot Hosp.), 5.00%, 10/1/38	Baa1	250,000	270,693
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	1,000,000	1,091,570

NH State Hlth. & Ed. Fac. Auth. VRDN, (U. Syst. of NH), Ser. B, 1.53%, 7/1/33	VMIG1	875,000	875,000

NH State Hlth. & Ed. Fac. Auth. 144A Rev. Bonds, (Hillside Village), Ser. A, 6.25%, 7/1/42	B-/P	750,000	805,568

			14,094,867
New Jersey (7.9%)

Atlantic City, G.O. Bonds, (Tax Appeal), Ser. B, AGM, 4.00%, 3/1/42	AA	1,250,000	1,273,638

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds, (The Evergreens), 5.625%, 1/1/38	BB+/P	1,500,000	1,469,565

NJ State Econ. Dev. Auth. Rev. Bonds
(Ashland School, Inc.), 6.00%, 10/1/33	BBB	1,000,000	1,106,160
(NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB-	1,000,000	1,094,810
(MSU Student Hsg. - Provident Group - Montclair LLC), 5.375%, 6/1/25 (Prerefunded 6/1/20)	Aaa	2,000,000	2,135,620
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/47	BBB-	1,000,000	1,073,820
Ser. AAA, 5.00%, 6/15/36	Baa1	350,000	379,593
(United Methodist Homes), Ser. A, 5.00%, 7/1/29	BBB-/F	500,000	536,150
Ser. B, 5.00%, 11/1/26	Baa1	3,000,000	3,376,980
5.00%, 6/15/26	Baa1	500,000	533,620

NJ State Econ. Dev. Auth. Fac. Rev. Bonds, (Continental Airlines, Inc.), 5.625%, 11/15/30	BB	1,500,000	1,699,050

NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Ba1	1,500,000	1,621,230

NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds, (NJ American Wtr. Co.)
Ser. A, 5.70%, 10/1/39	A1	2,600,000	2,699,632
Ser. D, 4.875%, 11/1/29	A1	700,000	732,018

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Peter's U. Hosp.), 6.25%, 7/1/35	Ba1	2,000,000	2,137,300
(St. Joseph's Healthcare Syst. Oblig. Group), 5.00%, 7/1/41	Baa3	835,000	888,223

NJ State Trans. Trust Fund Auth. Rev. Bonds, (Federal Hwy. Reimbursement Notes)
5.00%, 6/15/29	A+	1,050,000	1,172,010
5.00%, 6/15/28	A+	600,000	672,372

North Hudson, Swr. Auth. Rev. Bonds, Ser. A, 5.00%, 6/1/42	A	1,000,000	1,076,710

South Jersey, Port Corp. Rev. Bonds, (Marine Term.), Ser. B, 5.00%, 1/1/42	Baa1	1,000,000	1,087,590

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/46	BBB	3,300,000	3,543,672

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds, (Covanta Union), Ser. A, 5.25%, 12/1/31	AA+	1,450,000	1,589,273

			31,899,036
New Mexico (0.7%)

Farmington, Poll. Control Rev. Bonds
(Public Service Co. of San Juan, NM), Ser. D, 5.90%, 6/1/40	BBB+	500,000	531,230
(AZ Pub. Svc. Co.), Ser. B, 4.70%, 9/1/24	A2	2,000,000	2,115,140

			2,646,370
New York (10.7%)

Glen Cove, Local Econ. Assistance Corp. Rev. Bonds, (Garvies Point Pub. Impt.), Ser. C, stepped-coupon zero% (5.625%, 1/1/24), 1/1/55(STP)	B/P	300,000	252,636

Metro. Trans. Auth. Rev. Bonds, (Green Bonds), Ser. C-1, 4.00%, 11/15/32	A1	3,500,000	3,718,400

Metro. Trans. Auth. Dedicated Tax FRN Mandatory Put Bonds (6/1/22), Ser. A-2A, 1.39%, 11/1/26	AA	2,955,000	2,976,099

NY City, Transitional Fin. Auth. Rev. Bonds, Ser. A-1, 4.00%, 8/1/41(FWC)	AAA	6,000,000	6,235,290

NY Counties, Tobacco Trust VI Rev. Bonds, (Tobacco Settlement Pass Through), Ser. A-2B, 5.00%, 6/1/51	BBB	1,700,000	1,776,007

NY State Convention Ctr. Dev. Corp. Rev. Bonds, (Hotel Unit Fee), zero %, 11/15/50	Aa3	2,500,000	659,550

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds, (NYU Hosp. Ctr.), 5.00%, 7/1/34	A3	500,000	556,960

NY State Dorm. Auth. Rev. Bonds, Ser. C, 5.00%, 3/15/31(T)	AAA	5,000,000	5,386,901

NY State Dorm. Auth. Rev. Bonds, Ser. A Group C, 5.00%, 3/15/42(T)	AAA	10,845,000	12,363,743

NY State Env. Fac. Corp. Solid Waste Disp. 144A Mandatory Put Bonds (12/2/19), (Casella Waste Syst., Inc.), 3.75%, 12/1/44	B3	1,000,000	1,002,800

NY State Liberty Dev. Corp. 144A Rev. Bonds
(World Trade Ctr.), Class 2, 5.375%, 11/15/40	BB-/P	750,000	826,058
(3 World Trade Ctr., LLC), Class 1-3, 5.00%, 11/15/44	BB-/P	1,250,000	1,320,938

Onondaga, Civic Dev. Corp. Rev. Bonds, (St. Joseph's Hosp. Hlth. Ctr.), U.S. Govt. Coll., 5.125%, 7/1/31 (Prerefunded 7/1/19)	AAA/P	1,620,000	1,674,432

Port Auth. of NY & NJ Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6.75%, 10/1/19	BBB-/P	100,000	104,614
Ser. 207th, 5.00%, 9/15/30	Aa3	2,500,000	2,910,475

Port Auth. of NY & NJ Special Oblig. Rev. Bonds, (John F. Kennedy Intl. Air Term), 6.00%, 12/1/42	Baa1	1,000,000	1,091,330

			42,856,233
North Carolina (1.7%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C, 6.75%, 1/1/24 (Prerefunded 1/1/19)	AAA/F	750,000	766,770

NC State Med. Care Comm. Hlth. Fac. Rev. Bonds, (Presbyterian Homes), Ser. C, 5.00%, 10/1/31	A-/F	800,000	895,016

NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(Salemtowne), 5.375%, 10/1/45	BB/P	1,615,000	1,728,163
(Aldersgate United Methodist Retirement Cmnty., Inc.), Ser. A, 5.00%, 7/1/47	BB/P	400,000	427,256
(Aldersgate United Methodist Church), 5.00%, 7/1/45	BB/P	825,000	871,316
(Southminister, Inc.), 5.00%, 10/1/37	BB/P	965,000	1,033,679
(United Methodist Retirement Homes), Ser. A, 5.00%, 10/1/37	BBB/F	500,000	551,690
(United Church Homes & Svcs. Oblig. Group), Ser. A, 5.00%, 9/1/37	BB/P	500,000	530,335

			6,804,225
Ohio (6.0%)

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-2, 6.50%, 6/1/47	B3	4,000,000	4,119,960
Ser. A-3, 6.25%, 6/1/37	B-	850,000	890,341
Ser. A-2, 6.00%, 6/1/42	B3	4,000,000	4,000,040
Ser. A-2, 5.875%, 6/1/47	B3	1,750,000	1,765,068
Ser. A-2, 5.75%, 6/1/34	B-	5,175,000	5,187,989
Ser. B, zero %, 6/1/47	CCC+/P	10,000,000	850,000

Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 5.625%, 7/1/26	BBB/F	1,250,000	1,309,363

Lake Cnty., Hosp. Fac. Rev. Bonds, (Lake Hosp. Syst., Inc.), Ser. C
5.625%, 8/15/29	Baa1	245,000	245,821
U.S. Govt. Coll., 5.625%, 8/15/29 (Prerefunded 8/15/18)	AAA/P	1,285,000	1,286,953

OH State Air Quality Dev. Auth. Exempt Fac. 144A Rev. Bonds, (Pratt Paper, LLC), 4.50%, 1/15/48	BB+/P	1,200,000	1,242,996

OH State Higher Edl. Fac. Comm. Rev. Bonds, (Kenyon College)
5.00%, 7/1/44	A	525,000	550,877
U.S. Govt. Coll., 5.00%, 7/1/44 (Prerefunded 7/1/20)	AAA/P	275,000	291,907

OH State Private Activity Rev. Bonds, (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	750,000	823,823

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB-/F	900,000	969,786
(Memorial Hlth. Syst. Oblig. Group), 5.00%, 12/1/43	BB-/F	150,000	154,833

Toledo-Lucas Cnty., Port Auth. Rev. Bonds, (CSX Transn, Inc.), 6.45%, 12/15/21	Baa1	500,000	568,805

			24,258,562
Oklahoma (0.7%)

Tulsa Cnty., Indl. Auth. Rev. Bonds, (Sr. Living Cmnty. Montereau, Inc.), Ser. A, 7.125%, 11/1/30 (Prerefunded 5/1/20)	BB-/P	1,250,000	1,364,163

Tulsa, Muni. Arpt. Trust Rev. Bonds, (American Airlines, Inc.), Ser. B, 5.50%, 12/1/35	B+/P	1,250,000	1,339,488

			2,703,651
Oregon (0.5%)

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Mirabella at South Waterfront), Ser. A, 5.40%, 10/1/44	BB-/P	500,000	533,935
(Terwilliger Plaza, Inc.), 5.00%, 12/1/29	BBB/F	350,000	375,421

Warm Springs Reservation, Confederated Tribes 144A Rev. Bonds, (Pelton Round Butte Tribal), Ser. B, 6.375%, 11/1/33	A3	700,000	726,831

Yamhill Cnty., Hosp. Auth. Rev. Bonds, (Friendsview Retirement Cmnty.), Ser. A, 5.00%, 11/15/36	BB/P	325,000	349,274

			1,985,461
Pennsylvania (5.6%)

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 5.50%, 10/15/30	Baa3	1,000,000	1,055,050
(Robert Morris U.-UPMC Events Ctr.), 5.00%, 10/15/47	Baa3	1,190,000	1,286,509

Cap. Region Wtr. Rev. Bonds, 5.00%, 7/15/30	A+	1,500,000	1,743,840

Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds, (Immaculata U.)
5.00%, 11/1/46	BB/F	1,000,000	1,018,460
5.00%, 11/1/41	BB/F	500,000	511,110

Chester Cnty., Indl. Dev. Auth. Rev. Bonds
(Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB+	750,000	772,058
(Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	350,000	374,658

Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Baa3	1,000,000	1,047,660

Cmnwlth. Fin. Auth. Rev. Bonds, (Tobacco Master Settlement Payment), 5.00%, 6/1/35	A1	1,000,000	1,117,630

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds, (Pinnacle Hlth. Syst.), Ser. A, 5.00%, 6/1/34	A1	250,000	281,125

Geisinger, Auth. Rev. Bonds, (Geisinger Hlth. Syst.), Ser. A-1, 5.00%, 2/15/45	Aa2	2,500,000	2,790,250

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds, (Susquehanna Hlth. Syst.), Ser. A, 5.75%, 7/1/39	A+	3,000,000	3,115,800

Moon, Indl. Dev. Auth. Rev. Bonds, (Baptist Homes Society Oblig. Group), 5.75%, 7/1/35	B+/P	1,500,000	1,598,370

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Shippensburg U.), 6.25%, 10/1/43	Baa3	500,000	545,260
(Gwynedd Mercy College), Ser. KK1, 5.375%, 5/1/42	BBB	785,000	818,559

PA State Tpk. Comm. Rev. Bonds
Ser. B-1, 5.00%, 6/1/42	A3	900,000	986,697
Ser. A, 5.00%, 12/1/38	A1	500,000	551,185

Philadelphia, Auth. for Indl. Dev. Rev. Bonds, (Master Charter School), 6.00%, 8/1/35 (Prerefunded 8/1/20)	BBB-	1,055,000	1,143,061

Philadelphia, Hosp. & Higher Edl. Fac. Auth. VRDN, (Children's Hosp. of Philadelphia), Ser. B, 1.53%, 7/1/25	VMIG1	845,000	845,000

West Shore Area Auth. Rev. Bonds, (Lifeways at Messiah Village), Ser. A, 5.00%, 7/1/35	BBB-/F	785,000	834,416

			22,436,698
Puerto Rico (0.3%)

Cmnwlth. of PR, G.O. Bonds, (Pub. Impt.), Ser. A, NATL, 5.50%, 7/1/20	Baa2	1,000,000	1,044,800

			1,044,800
Rhode Island (0.4%)

RI Hlth. & Edl. Bldg. Corp. Rev. Bonds, (Lifespan Oblig. Group-Hosp. Fin.), 5.00%, 5/15/25	BBB+	1,500,000	1,704,585

			1,704,585
South Carolina (2.0%)

SC State Pub. Svcs. Auth. Rev. Bonds
(Santee Cooper), Ser. A, 5.75%, 12/1/43	A1	3,000,000	3,319,350
Ser. A, 5.50%, 12/1/54	A1	2,000,000	2,180,580
Ser. C, 5.00%, 12/1/46	A1	2,500,000	2,658,575

			8,158,505
South Dakota (0.3%)

SD State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Sanford Oblig Group), 5.00%, 11/1/45	A1	1,250,000	1,371,550

			1,371,550
Tennessee (0.4%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds, (Mountain States Hlth. Alliance), 6.00%, 7/1/38 (Prerefunded 7/1/20)	A-	1,450,000	1,567,755

			1,567,755
Texas (10.1%)

Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/42	AAA	1,000,000	1,030,750

Central TX Regl. Mobility Auth. Rev. Bonds, (Sr. Lien), Ser. A, 5.00%, 1/1/33	BBB+	525,000	568,318

Clifton, Higher Ed. Fin. Corp. Rev. Bonds, (Idea Pub. Schools)
5.00%, 8/15/32	BBB+	315,000	335,078
5.00%, 8/15/28	BBB+	200,000	224,726

Dallas-Fort Worth, Intl. Arpt. Rev. Bonds, Ser. B, 4.50%, 11/1/45	A+	2,535,000	2,600,859

Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BB+/F	250,000	267,150
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/33	Baa3	1,000,000	1,058,330

Houston, Arpt. Syst. Rev. Bonds
Ser. B-1, 5.00%, 7/15/35	BB	2,500,000	2,686,500
Ser. B-1, 5.00%, 7/15/30	BB	650,000	705,939
Ser. A, 5.00%, 7/1/24	A+	1,500,000	1,617,000

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds, (Kipp, Inc.), Ser. A
6.375%, 8/15/44 (Prerefunded 8/15/19)	BBB	1,100,000	1,153,405
6.25%, 8/15/39 (Prerefunded 8/15/19)	BBB	1,975,000	2,068,358

La Vernia, Higher Ed. Fin. Corp. 144A Rev. Bonds, (Meridian World School, LLC), Ser. A, 5.25%, 8/15/35	BB+	1,000,000	1,031,770

Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds, (Southwest Airlines Co.), 5.25%, 11/1/40	A3	3,500,000	3,713,675

Matagorda Cnty., Poll. Control Rev. Bonds
(Central Pwr. & Light Co.), Ser. A, 6.30%, 11/1/29	A-	1,000,000	1,058,370
(Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	1,250,000	1,330,238

Montgomery Cnty., Toll Road Auth. Rev. Bonds, 5.00%, 9/15/36	BBB-	1,110,000	1,210,433

New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	500,000	533,590
(Collegiate Student Hsg. Island Campus, LLC), Ser. A, 5.00%, 4/1/42	Baa3	2,830,000	3,089,483
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/39	Baa3	500,000	532,650
(Longhorn Village), 5.00%, 1/1/37	BB-/P	500,000	530,635
(MRC Crestview), 5.00%, 11/15/36	BB+/F	200,000	209,660
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.125%, 7/1/53	AA	1,000,000	1,002,560

North Texas Edl. Fin. Co. Rev. Bonds, (Uplift Edl.), Ser. A, 5.25%, 12/1/47	BBB-	2,000,000	2,109,660

Red River, Hlth. Retirement Fac. Dev. Corp. Rev. Bonds
(Happy Harbor Methodist Home, Inc.), Ser. A, 7.75%, 11/15/44	B-/P	420,000	482,089
(Sears Methodist Retirement Syst. Oblig. Group), Ser. C, 6.25%, 5/9/53 (In default)(NON)	D/P	39,000	55
(Sears Methodist Retirement Syst. Oblig. Group), Ser. B, 6.15%, 11/15/49 (In default)(NON)	D/P	749,000	1,049
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 6.05%, 11/15/46 (In default)(NON)	D/P	441,000	309
(Sears Methodist Retirement Syst. Oblig. Group), Ser. D, 6.05%, 11/15/46 (In default)(NON)	D/P	76,000	53
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 5.45%, 11/15/38 (In default)(NON)	D/P	1,124,000	787
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 5.15%, 11/15/27 (In default)(NON)	D/P	593,000	415

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Sr. Living Ventana), Ser. A, 6.75%, 11/15/47	B-/P	875,000	974,820

TX Private Activity Surface Trans. Corp. Rev. Bonds
(NTE Mobility), 7.50%, 12/31/31	Baa2	2,000,000	2,147,300
(LBJ Infrastructure), 7.00%, 6/30/40	Baa3	2,500,000	2,710,050

TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds, Ser. C, GNMA Coll., FNMA Coll., FHLMC Coll., 6.90%, 7/2/24	AA+	50,000	50,995

TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5.00%, 12/15/28	A3	1,500,000	1,630,275

TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds, (Blueridge Trans. Group, LLC (SH 288 Toll Lane))
5.00%, 12/31/55	Baa3	500,000	537,430
5.00%, 12/31/50	Baa3	750,000	807,653

Uptown Dev. Auth. Tax Alloc. Bonds, Ser. A, 5.00%, 9/1/40	BBB	700,000	770,224

			40,782,641
Utah (0.3%)

Salt Lake City, Arpt. Rev. Bonds, Ser. A, 5.00%, 7/1/36	A+	1,000,000	1,128,680

			1,128,680
Virginia (4.6%)

Cherry Hill Cmnty., Dev. Auth. 144A Special Assmt. Bonds, (Potomac Shores), 5.40%, 3/1/45	B/P	1,000,000	1,027,230

Front Royal & Warren Cnty., Indl. Dev. Auth. Rev. Bonds, (Valley Hlth. Oblig. Group), 4.00%, 1/1/50	A1	2,500,000	2,521,425

Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (United Methodist Homes), 5.00%, 6/1/22	BB+/P	625,000	673,175

King George Cnty., Indl. Dev. Auth. Mandatory Put Bonds (5/1/19), (Waste Mgt., Inc.-King George Landfill, Inc.), Ser. A, 2.25%, 6/1/23	A-2	3,000,000	3,000,630

Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds, (Kendal at Lexington), 4.00%, 1/1/31	BBB-/F	675,000	694,433

Lower Magnolia Green Cmnty., Dev. Auth. 144A Special Assmt. Bonds, 5.00%, 3/1/35	B/P	485,000	494,787

Small Bus. Fin. Auth. Private Activity Rev. Bonds, (Transform 66 P3), 5.00%, 12/31/52	Baa3	3,250,000	3,557,808

Suffolk, Econ. Dev. Auth. Retirement Fac. Rev. Bonds, (United Church Homes & Svcs. Oblig. Group), 5.00%, 9/1/31	BB/P	500,000	537,975

VA State Cmnwlth. U. Hlth. Syst. Auth. Rev. Bonds, Ser. B, 4.00%, 7/1/40	Aa3	2,000,000	2,057,420

VA State Small Bus. Fin. Auth. Rev. Bonds
(Elizabeth River Crossings OPCO, LLC), 6.00%, 1/1/37	BBB	740,000	819,365
(Express Lanes, LLC), 5.00%, 7/1/34	BBB	1,150,000	1,222,036

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds, (Mountain States Hlth. Alliance), Ser. C, 7.75%, 7/1/38 (Prerefunded 1/1/19)	A-	1,700,000	1,744,642

			18,350,926
Washington (6.1%)

Kalispel Tribe of Indians Priority Dist. Rev. Bonds, Ser. A, 5.25%, 1/1/38	BB+/P	750,000	769,005

Port of Seattle, Rev. Bonds, Ser. C, 5.00%, 4/1/40	A1	625,000	684,525

Port Seattle, Port Indl. Dev. Corp. Rev. Bonds, (Delta Airlines, Inc.), 5.00%, 4/1/30	BBB-	800,000	869,488

Skagit Cnty., Pub. Hosp. Rev. Bonds, (Dist. No. 001), 5.75%, 12/1/35	Baa2	2,500,000	2,632,150

WA State G.O. Bonds (Sr. 520 Corridor-Motor Vehicle Tax), Ser. C, 5%, 6/1/28(T)	AA+	5,000,000	5,411,412

Tobacco Settlement Auth. of WA Rev. Bonds, 5.25%, 6/1/32	A-	1,275,000	1,365,500

WA State GO Bonds, Ser. C, 5%, 2/1/33(T)	AA+	3,400,000	3,986,083

WA State Hlth. Care Fac. Auth. FRN Mandatory Put Bonds (7/1/22), (Fred Hutchinson Cancer Research Ctr.), Ser. B, 2.483%, 1/1/42	A+	1,700,000	1,724,259

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7.00%, 7/1/39 (Prerefunded 7/1/19)	Baa1	1,000,000	1,048,590
(Overlake Hosp. Med. Ctr.), Ser. A, 5.00%, 7/1/36	A2	2,145,000	2,399,268
(Central WA Hlth. Svcs. Assn.), 4.00%, 7/1/36	Baa1	810,000	808,947

WA State Hsg. Fin. Comm. Rev. Bonds, (Wesley Homes Lea Hill), 5.00%, 7/1/41	B/P	500,000	518,830

WA State Hsg. Fin. Comm. 144A Rev. Bonds
(Bayview Manor Homes), Ser. A, 5.00%, 7/1/46	BB+/P	1,230,000	1,274,661
(Presbyterian Retirement Cmnty. Northwest), Ser. A, 5.00%, 1/1/36	BB+/F	1,175,000	1,260,810

			24,753,528
Wisconsin (2.4%)

Pub. Fin. Auth. Rev. Bonds, (Denver Intl. Arpt. Great Hall), 5.00%, 9/30/37	BBB-	500,000	552,135

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds, (Sr. Oblig. Group), 5.25%, 7/1/28	BBB	350,000	377,258

Pub. Fin. Auth. Exempt Fac. Rev. Bonds, (Celanese U.S. Holdings, LLC), Ser. C, 4.30%, 11/1/30	Baa3	300,000	311,193

Pub. Fin. Auth. Higher Ed. Fac. Rev. Bonds, (Gannon U.)
5.00%, 5/1/47	BBB+	250,000	267,333
5.00%, 5/1/42	BBB+	1,090,000	1,169,723

Pub. Fin. Auth. Retirement Fac. Rev. Bonds, (Southminster, Inc.), 5.00%, 10/1/43	BB/F	750,000	797,265

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(St. Johns Cmntys. Inc.), Ser. A, 7.625%, 9/15/39 (Prerefunded 9/15/19)	AAA/F	1,350,000	1,440,167
(Prohealth Care, Inc.), 6.625%, 2/15/39 (Prerefunded 2/15/19)	AAA/P	1,250,000	1,284,550
(St. John's Cmnty., Inc.), Ser. B, 5.00%, 9/15/45	BBB-/F	250,000	260,168

WI State Pub. Fin. Auth Sr. Living Rev. Bonds, (Rose Villa, Inc.), Ser. A, 5.75%, 11/15/44	BB-/P	1,800,000	1,934,100

WI State Pub. Fin. Auth Sr. Living 144A Rev. Bonds, (Mary's Woods at Marylhurst), Ser. A, 5.25%, 5/15/37	BB/F	380,000	415,914

WI State Pub. Fin. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/30	BB/F	945,000	991,371

			9,801,177
TOTAL INVESTMENTS

Total investments (cost $510,740,364)			$530,705,629

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2017 through July 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $402,235,634.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $53,271,621 to cover tender option bonds.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	31.9%
	Transportation	15.6
	Education	15.5
	Utilities	14.8
	Prerefunded	10.2

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust's assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund's portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund's investments with a value of $51,748,372 were held by the TOB trust and served as collateral for $33,991,161 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $311,638 for these investments based on an average interest rate of 1.3%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	—	530,694,592	11,037

Totals by level	$—	$530,694,592	$11,037

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Managed Municipal Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: September 27, 2018